Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of the Class A Ordinary Shares Subject to Possible Redemption Reflected on the Accompanying Unaudited Condensed Consolidated Balance Sheet - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Class AOrdinary Shares Subject To Possible Redemption Reflected On The Accompanying Unaudited Condensed Consolidated Balance Sheet Abstract
Gross proceeds		$ 200,000,000	$ 200,000,000
Less:
Redemption of Class A ordinary share subject to possible redemption		(154,906,130)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 501,501	2,070,678	26,754,890
Class A ordinary shares subject to possible redemption	$ 47,666,049	$ 47,164,548	$ 200,000,000